Income Tax Expenses (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Income Tax Expense
The following table sets forth the income tax expense of the Group for the years ended December 31, 2018, 2019 and 2020:

	Year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Current income tax	2,791,676	4,254,978	5,570,012
Deferred income tax	2,281,650	1,861,719	63,253

	5,073,326	6,116,697	5,633,265

Summary of Reconciliation from Income Tax Calculated Based on the Applicable Tax Rates and Profit before Income Tax
The following table sets forth the reconciliation from income tax calculated based on the applicable tax rates and profit before income tax presented in the consolidated financial statements to the income tax expenses:

	Year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Profit before income tax	18,649,260	19,433,841	17,909,505
Income tax calculated at the PRC statutory tax rate of 25%	4,662,315	4,858,460	4,477,376
Tax effect of:
Differential income tax rates applicable to subsidiaries (Note a, b, c, d and e)	62,062	350,051	756,392
Expenses and losses not deductible for tax purposes	113,973	530,638	262,843
Deductible temporary differences and tax losses for which no deferred tax asset was recognized	47,687	244,187	280,251
Reversal of deferred tax assets recognized in prior years related to deductible tax	—	190,104	3,643
Utilization of previously unrecognized tax losses	—	(2,439)	(913)
Utilization of previously unrecognized deductible temporary difference	(1,230)	(2,724)	(13,798)
Income not subject to tax	(17,688)	(36,536)	(99,378)
Effect of tax rate changes on deferred income taxes	173,680	(37,959)	—
Others	32,527	22,915	(33,151)

Income tax expense	5,073,326	6,116,697	5,633,265